Financial Instruments And Financial Risk Management - Summary Of Categories Of Financial Instrument (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Current, Amortized cost	€ 11,387	€ 48,286
Non-current, Amortized cost	449	411
Financial Assets (FVTPL), Current	172	0
Financial Assets (FVTPL), Non-current	0	0
Total Financial Assets, Current	11,559	48,286
Total Financial Assets, Non-current	449	411
Current, Cost (FLAC)	25,623	10,071
Non-current, Cost (FLAC)	7,336	7,389
Trade and Other Payables [member]
Disclosure of detailed information about financial instruments [line items]
Current, Cost (FLAC)	9,238	8,396
Non-current, Cost (FLAC)	0	0
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Current, Cost (FLAC)	1,855	1,638
Non-current, Cost (FLAC)	7,087	7,389
Other Financial Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Current, Cost (FLAC)	14,530	37
Non-current, Cost (FLAC)	249	0
Other Financial Assets [member]
Disclosure of detailed information about financial instruments [line items]
Current, Amortized cost	48	143
Non-current, Amortized cost	449	411
Cash and Cash Equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Current, Amortized cost	10,238	48,143
Non-current, Amortized cost	0	0
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Current, Amortized cost	1,101	0
Non-current, Amortized cost	€ 0	€ 0